Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share-based Compensation [Abstract]
Stock-based Compensation

Note 10. Stock-based Compensation

The Company has a stock-based compensation plan available to grant stock options and restricted stock units (“RSUs”) to the Company’s directors, employees and consultants. Under the 2012 Employee, Director and Consultant Equity Incentive Plan (the “Plan”), a maximum of 1,560,000 shares of common stock may be awarded (after giving effect to the one-for-ten reverse stock split). In 2015, the Company amended its Plan, so that a maximum of shares of common stock that may be awarded was increased to 2,100,000. As of June 30, 2016, 302,510 shares were available for future grants under the Plan. Total stock-based compensation expense for the three-month periods ended June 30, 2016 and 2015 was $499 and $1,253, respectively. Total stock-based compensation expense for the six-month periods ended June 30, 2016 and 2015 was $962 and $3,125, respectively.
The following table illustrates the RSUs granted during the six-month period ended June 30, 2016.

Title	Grant date	No. of RSUs	Exercise price	Fair market value at grant date	Vesting term
Consultant	March 9, 2016	10,000	—	$2.13	0.33 years
The activity related to stock options and RSUs during the six-month period ended June 30, 2016 consisted of the following:

	RSUs		Options
	No. of RSUs	Weighted average grant date fair value	No. of options	Weighted average exercise price	Exercise price range	Weighted average grant date fair value
Outstanding at January 1, 2016	53,280	$36.31	871,484	$30.65	$5.10 – 55.00	$20.49
Granted	10,000	$2.13	730,000	$1.66	$1.55 – 1.92	$0.89
Vested/Exercised	(55,472)	$30.03	—	—	—	—
Forfeited	—	—	(100,050)	$27.88	$5.90 – 41.00	$17.04
Expired	—	—	(9,000)	$55.00	$55.00	$26.20
Outstanding at June 30, 2016	7,808	$37.20	1,492,434	$16.51	$1.55 – 55.00	$10.64
Exercisable at June 30, 2016	—	—	880,767	$26.03	$1.55 – 55.00
The Company did not recognize tax benefits related to its stock-based compensation as there is a full valuation allowance recorded.

Note 11. Stock-based Compensation

The Company has a stock-based compensation plan available to grant stock options and RSUs to the Company’s directors, employees and consultants. Under the 2012 Employee, Director and Consultant Equity Incentive Plan (the “Plan”), a maximum of 1,560,000 shares of common stock may be awarded (after giving effect to the one-for-ten reverse stock split). In 2015, the Company amended its Plan, so that a maximum of shares of common stock that may be awarded was increased to 2,100,000. As of December 31, 2015, 933,460 shares were available for future grants under the Plan. Total stock-based compensation expense for the years ended December 31, 2015 and 2014 was $5,064 and $10,967, respectively.
The following table illustrates the stock options granted during the year ended December 31, 2015. There were no RSUs granted during the year ended December 31, 2015.
Title	Grant date	No. of options	Exercise price	Fair market value at grant date	Vesting terms	Assumptions used in Black-Scholes Option pricing model
Directors and employees	January 2015	115,000	$5.10 – $5.90	$3.30 – $3.80	Over 1 year for directors; over 3 years for employees	Volatility: 74.9% – 77.1% Risk free interest rate: 1.27% – 1.51% Expected term, in years: 5.31 – 5.81 Dividend yield: 0.00%

Certain options granted to officers, directors and certain key employees are subject to acceleration of vesting of 75% – 100% (according to the agreement signed with each grantee), upon a change of control event.
The following tables summarize information about stock options and RSU activity during the year ended December 31, 2015:

	RSUs		Options
	No. of RSUs	Weighted average grant date fair value	No. of options	Weighted average exercise price	Exercise price range	Weighted average grant date fair value
Outstanding at December 31, 2014	119,636	$36.40	805,235	$33.60	$9.60 – $55.00	$22.40
Granted	—	—	115,000	$5.45	$5.10 – $5.90	$3.52
Vested/Exercised	(30,991)	$36.51	—	—	—	—
Forfeited	(35,365)	$36.31	(48,751)	$19.41	$5.10 – $37.60	$11.13
Expired	—	—	—	—	—	—
Outstanding at December 31, 2015	53,280	$36.31	871,484	$30.65	$5.10 – $55.00	$20.49
Exercisable at December 31, 2015	—	—	815,361	$31.49	$5.10 – $55.00

	Non-vested stock options:		Non-vested RSU:
	No. of options	Weighted average grant date fair value	No. of RSUs	Weighted average grant date fair value
Balance at January 1, 2015	187,965	$22.10	119,636	$36.40
Granted	115,000	$3.52	—	$—
Vested	(214,631)	$17.18	(30,991)	$36.51
Forfeited	(32,211)	$8.48	(35,365)	$36.31
Balance at December 31, 2015	56,123	$10.66	53,280	$36.31
The following table summarizes information about employee and non-employee stock options outstanding as of December 31, 2015:

Exercise price range	No. options outstanding	No. options exercisable	Weighted average remaining contractual life (years)
$0.01 – 10.00	98,618	70,285	4.18
$10.00 – 20.00	84,566	79,567	4.88
$20.00 – 30.00	46,000	41,000	7.50
$30.00 – 40.00	518,550	514,926	7.20
$40.00 – 50.00	102,500	88,333	8.15
$50.00 – 60.00	21,250	21,250	1.09
	871,484	815,361
As of December 31, 2015 and 2014, the total aggregate intrinsic values of options outstanding and options exercisable were zero since these instruments were “out-of-the-money” as of these dates. The total aggregate intrinsic value of options exercised during the year ended December 31, 2014 was $2,363. There were no options exercised during the year ended December 31, 2015.
The total fair value of stock options that vested in the years ended December 31, 2015 and 2014 was $3,687 and $7,987, respectively. As of December 31, 2015, there were approximately $1,420 of total unrecognized stock-based payment cost related to non-vested options, shares and RSUs, granted under the incentive stock option plans. Overall, the cost is expected to be recognized over a weighted average of 1.05 years.
The Company did not recognize tax benefits related to its stock-based compensation as there is a full valuation allowance recorded.